Annual Fund Operating Expenses - NVIT Government Money Market Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.49%
Class II Shares
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.74%
Class IV Shares
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.49%
Class V Shares
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.44%
Class Y Shares
Operating Expenses:
Management Fees	0.29%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.34%